Note 9 - Long-term Investments - Gross Unrealized Gains and Loss of Available-for-sale Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance at beginning of period	$ 0		$ 398
Other comprehensive income before reclassification adjustment	523		74
Reclassification adjustment	(523)		(472)
Balance at end of period	$ 0	$ 0